RELATED PARTY TRANSACTIONS - Management Fees Paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Management Fees Paid	$ 204,092	$ 1,204,768
Series 47 [Member]
Related Party Transaction [Line Items]
Management Fees Paid	46,746	520,015
Series 48 [Member]
Related Party Transaction [Line Items]
Management Fees Paid	$ 157,346	443,500
Series 49 [Member]
Related Party Transaction [Line Items]
Management Fees Paid		$ 241,253